Significant judgments and sources of estimation uncertainties - Recoverability of goodwill and intangible assets (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) item	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Oct. 01, 2023 EUR (€)	Jan. 01, 2023 EUR (€)	Oct. 01, 2022
Recoverability of Goodwill and Intangible Assets
Number of years of budget	3 years
Maximum number of projection years	10 years
Number of groups of CGUs for each operating segment | item	1
Goodwill	€ 14,650,008	€ 15,791,181		€ 15,407,279	€ 15,791,181
Increase (decrease) in market capitalization	24.00%
Market capitalization	€ 11,137,975	8,969,649
Increase (decrease) in FMC AG & Co. KGaA shareholders' equity	(3.00%)
Total FMC AG & Co. KGaA shareholders' equity	€ 13,620,261	13,989,453
Foreign currency translation effects	(607,873)	€ 826,847	€ 1,034,239
Care Delivery
Recoverability of Goodwill and Intangible Assets
Goodwill	€ 12,573,423			€ 13,273,605	€ 13,642,445
Residual value growth	1.00%				1.00%
Pre-tax WACC	10.53%			9.35%	9.49%
After-tax WACC	8.09%			7.21%	7.35%
Excess of recoverable amount over carrying amount	€ 4,740,257			€ 7,155,789	€ 3,722,250
Care Delivery | Most conservative scenario
Recoverability of Goodwill and Intangible Assets
Excess of recoverable amount over carrying amount				€ 6,689,598
Care Delivery | Pre-tax WACC
Recoverability of Goodwill and Intangible Assets
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0210			0.0257	0.0141
Care Delivery | After-tax WACC
Recoverability of Goodwill and Intangible Assets
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0160			0.0197	0.0109
Care Delivery | Residual value growth
Recoverability of Goodwill and Intangible Assets
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.0726)			(0.0897)	(0.0399)
Care Delivery | Operating income margin
Recoverability of Goodwill and Intangible Assets
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.0235)			(0.0308)	(0.0161)
Care Enablement
Recoverability of Goodwill and Intangible Assets
Goodwill	€ 2,076,585			€ 2,133,674	€ 2,148,736
Residual value growth	1.00%				1.00%
Pre-tax WACC	8.41%			9.04%	8.15%
After-tax WACC	6.54%			7.01%	6.14%
Excess of recoverable amount over carrying amount	€ 3,285,391			€ 1,733,447	€ 972,555
Care Enablement | Most conservative scenario
Recoverability of Goodwill and Intangible Assets
Excess of recoverable amount over carrying amount				€ 1,683,593
Care Enablement | Pre-tax WACC
Recoverability of Goodwill and Intangible Assets
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0227			0.0131	0.0077
Care Enablement | After-tax WACC
Recoverability of Goodwill and Intangible Assets
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0166			0.0097	0.0060
Care Enablement | Residual value growth
Recoverability of Goodwill and Intangible Assets
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.0557)			(0.0301)	(0.0174)
Care Enablement | Operating income margin
Recoverability of Goodwill and Intangible Assets
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.0302)			(0.0178)	(0.0103)
North America
Recoverability of Goodwill and Intangible Assets
Residual value growth		1.00%
Pre-tax WACC		8.05%				7.99%
After-tax WACC		6.39%				6.35%
Excess of recoverable amount over carrying amount		€ 2,451,097
North America | Pre-tax WACC
Recoverability of Goodwill and Intangible Assets
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount		0.0071				0.0006
North America | After-tax WACC
Recoverability of Goodwill and Intangible Assets
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount		0.0056				0.0005
North America | Operating income margin
Recoverability of Goodwill and Intangible Assets
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount		(0.0097)				(0.0010)
EMEA
Recoverability of Goodwill and Intangible Assets
Residual value growth		1.00%
Pre-tax WACC		10.44%				10.29%
After-tax WACC		8.08%				8.00%
Excess of recoverable amount over carrying amount		€ 1,071,196
EMEA | Pre-tax WACC
Recoverability of Goodwill and Intangible Assets
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount		0.0211				0.0194
EMEA | After-tax WACC
Recoverability of Goodwill and Intangible Assets
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount		0.0156				0.0145
EMEA | Operating income margin
Recoverability of Goodwill and Intangible Assets
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount		(0.0250)				(0.0241)
Asia Pacific
Recoverability of Goodwill and Intangible Assets
Residual value growth		1.00%
Pre-tax WACC		8.76%				8.65%
After-tax WACC		6.38%				6.33%
Latin America
Recoverability of Goodwill and Intangible Assets
Residual value growth		1.60%
Latin America | Minimum
Recoverability of Goodwill and Intangible Assets
Pre-tax WACC		12.37%				12.10%
After-tax WACC		8.94%				8.79%
Latin America | Maximum
Recoverability of Goodwill and Intangible Assets
Pre-tax WACC		26.14%				25.76%
After-tax WACC		22.71%				22.46%
Non-amortizable intangible assets and goodwill
Recoverability of Goodwill and Intangible Assets
Carrying amount of intangible assets	€ 14,914,803	€ 16,066,642
Carrying amount of goodwill and non-amortizable intangible assets, percentage of the Company's total assets	44.00%	45.00%